Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
Invesco Active Allocation Fund | Class R5
Prospectus:
Trading Symbol	PAAJX
Invesco Active Allocation Fund | Class Y
Prospectus:
Trading Symbol	OAAYX
Invesco Active Allocation Fund | Class R
Prospectus:
Trading Symbol	OAANX
Invesco Active Allocation Fund | Class C
Prospectus:
Trading Symbol	OAACX
Invesco Active Allocation Fund | Class A
Prospectus:
Trading Symbol	OAAAX
Invesco Active Allocation Fund | Class R6
Prospectus:
Trading Symbol	PAAQX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS A
Prospectus:
Trading Symbol	CNSAX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS C
Prospectus:
Trading Symbol	CNSCX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS Y
Prospectus:
Trading Symbol	CNSDX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS R5
Prospectus:
Trading Symbol	CNSIX
INVESCO CONVERTIBLE SECURITIES FUND | Class R6
Prospectus:
Trading Symbol	CNSFX
Invesco Income Advantage International Fund | Class A
Prospectus:
Trading Symbol	GTNDX
Invesco Income Advantage International Fund | Class C
Prospectus:
Trading Symbol	GNDCX
Invesco Income Advantage International Fund | CLASS R5
Prospectus:
Trading Symbol	GNDIX
Invesco Income Advantage International Fund | Class R
Prospectus:
Trading Symbol	GTNRX
Invesco Income Advantage International Fund | Class Y
Prospectus:
Trading Symbol	GTNYX
Invesco Income Advantage International Fund | Class R6
Prospectus:
Trading Symbol	GNDSX
INVESCO Income Allocation Fund | Class A
Prospectus:
Trading Symbol	ALAAX
INVESCO Income Allocation Fund | Class C
Prospectus:
Trading Symbol	CLIAX
INVESCO Income Allocation Fund | Class R
Prospectus:
Trading Symbol	RLIAX
INVESCO Income Allocation Fund | CLASS R5
Prospectus:
Trading Symbol	ILAAX
INVESCO Income Allocation Fund | Class Y
Prospectus:
Trading Symbol	ALAYX
INVESCO Income Allocation Fund | Class R6
Prospectus:
Trading Symbol	IIASX
Invesco International Diversified Fund | Class C
Prospectus:
Trading Symbol	OIDCX
Invesco International Diversified Fund | Class R
Prospectus:
Trading Symbol	OIDNX
Invesco International Diversified Fund | Class Y
Prospectus:
Trading Symbol	OIDYX
Invesco International Diversified Fund | Class R5
Prospectus:
Trading Symbol	INDFX
Invesco International Diversified Fund | Class R6
Prospectus:
Trading Symbol	OIDIX
Invesco International Diversified Fund | Class A
Prospectus:
Trading Symbol	OIDAX
Invesco Main Street Mid Cap Fund® | Class R6
Prospectus:
Trading Symbol	OPMIX
Invesco Main Street Mid Cap Fund® | Class Y
Prospectus:
Trading Symbol	OPMYX
Invesco Main Street Mid Cap Fund® | Class R
Prospectus:
Trading Symbol	OPMNX
Invesco Main Street Mid Cap Fund® | Class C
Prospectus:
Trading Symbol	OPMCX
Invesco Main Street Mid Cap Fund® | Class A
Prospectus:
Trading Symbol	OPMSX
Invesco Main Street Mid Cap Fund® | Class R5
Prospectus:
Trading Symbol	MSMJX
Invesco Main Street Small Cap Fund | Class R6
Prospectus:
Trading Symbol	OSSIX
Invesco Main Street Small Cap Fund | Class A
Prospectus:
Trading Symbol	OSCAX
Invesco Main Street Small Cap Fund | Class R5
Prospectus:
Trading Symbol	MNSQX
Invesco Main Street Small Cap Fund | Class Y
Prospectus:
Trading Symbol	OSCYX
Invesco Main Street Small Cap Fund | Class R
Prospectus:
Trading Symbol	OSCN
Invesco Main Street Small Cap Fund | Class C
Prospectus:
Trading Symbol	OSCCX
Invesco Peak Retirement 2010 Fund | Class R6
Prospectus:
Trading Symbol	PEKNX
Invesco Peak Retirement 2010 Fund | Class R5
Prospectus:
Trading Symbol	PEKMX
Invesco Peak Retirement 2010 Fund | Class A
Prospectus:
Trading Symbol	PKAFX
Invesco Peak Retirement 2010 Fund | Class R
Prospectus:
Trading Symbol	PEKRX
Invesco Peak Retirement 2010 Fund | Class C
Prospectus:
Trading Symbol	PKCFX
Invesco Peak Retirement 2010 Fund | Class Y
Prospectus:
Trading Symbol	PKYFX
Invesco Peak Retirement 2015 Fund | Class A
Prospectus:
Trading Symbol	PKTMX
Invesco Peak Retirement 2015 Fund | Class C
Prospectus:
Trading Symbol	PKTNX
Invesco Peak Retirement 2015 Fund | Class R
Prospectus:
Trading Symbol	PKTPX
Invesco Peak Retirement 2015 Fund | Class Y
Prospectus:
Trading Symbol	PKTOX
Invesco Peak Retirement 2015 Fund | Class R5
Prospectus:
Trading Symbol	PKTQX
Invesco Peak Retirement 2015 Fund | Class R6
Prospectus:
Trading Symbol	PKTRX
Invesco Peak Retirement 2020 Fund | Class Y
Prospectus:
Trading Symbol	PKTIX
Invesco Peak Retirement 2020 Fund | Class R5
Prospectus:
Trading Symbol	PKTKX
Invesco Peak Retirement 2020 Fund | Class R6
Prospectus:
Trading Symbol	PKTLX
Invesco Peak Retirement 2020 Fund | Class A
Prospectus:
Trading Symbol	PKTGX
Invesco Peak Retirement 2020 Fund | Class C
Prospectus:
Trading Symbol	PKTHX
Invesco Peak Retirement 2020 Fund | Class R
Prospectus:
Trading Symbol	PKTJX
Invesco Peak Retirement 2025 Fund | Class A
Prospectus:
Trading Symbol	PKTAX
Invesco Peak Retirement 2025 Fund | Class C
Prospectus:
Trading Symbol	PKTBX
Invesco Peak Retirement 2025 Fund | Class R
Prospectus:
Trading Symbol	PKTDX
Invesco Peak Retirement 2025 Fund | Class Y
Prospectus:
Trading Symbol	PKTCX
Invesco Peak Retirement 2025 Fund | Class R5
Prospectus:
Trading Symbol	PKTEX
Invesco Peak Retirement 2025 Fund | Class R6
Prospectus:
Trading Symbol	PKTFX
Invesco Peak Retirement 2030 Fund | Class A
Prospectus:
Trading Symbol	PKKSX
Invesco Peak Retirement 2030 Fund | Class C
Prospectus:
Trading Symbol	PKKTX
Invesco Peak Retirement 2030 Fund | Class R
Prospectus:
Trading Symbol	PKKVX
Invesco Peak Retirement 2030 Fund | Class Y
Prospectus:
Trading Symbol	PKKUX
Invesco Peak Retirement 2030 Fund | Class R5
Prospectus:
Trading Symbol	PKKWX
Invesco Peak Retirement 2030 Fund | Class R6
Prospectus:
Trading Symbol	PKKZX
Invesco Peak Retirement 2035 Fund | Class A
Prospectus:
Trading Symbol	PKKMX
Invesco Peak Retirement 2035 Fund | Class C
Prospectus:
Trading Symbol	PKKNX
Invesco Peak Retirement 2035 Fund | Class R
Prospectus:
Trading Symbol	PKKPX
Invesco Peak Retirement 2035 Fund | Class Y
Prospectus:
Trading Symbol	PKKOX
Invesco Peak Retirement 2035 Fund | Class R5
Prospectus:
Trading Symbol	PKKQX
Invesco Peak Retirement 2035 Fund | Class R6
Prospectus:
Trading Symbol	PKKRX
Invesco Peak Retirement 2040 Fund | Class A
Prospectus:
Trading Symbol	PKKGX
Invesco Peak Retirement 2040 Fund | Class C
Prospectus:
Trading Symbol	PKKHX
Invesco Peak Retirement 2040 Fund | Class R
Prospectus:
Trading Symbol	PKKJX
Invesco Peak Retirement 2040 Fund | Class Y
Prospectus:
Trading Symbol	PKKIX
Invesco Peak Retirement 2040 Fund | Class R5
Prospectus:
Trading Symbol	PKKKX
Invesco Peak Retirement 2040 Fund | Class R6
Prospectus:
Trading Symbol	PKKLX
Invesco Peak Retirement 2045 Fund | Class A
Prospectus:
Trading Symbol	PKKAX
Invesco Peak Retirement 2045 Fund | Class C
Prospectus:
Trading Symbol	PKKBX
Invesco Peak Retirement 2045 Fund | Class R
Prospectus:
Trading Symbol	PKKDX
Invesco Peak Retirement 2045 Fund | Class Y
Prospectus:
Trading Symbol	PKKCX
Invesco Peak Retirement 2045 Fund | Class R5
Prospectus:
Trading Symbol	PKKEX
Invesco Peak Retirement 2045 Fund | Class R6
Prospectus:
Trading Symbol	PKKFX
Invesco Peak Retirement 2050 Fund | Class A
Prospectus:
Trading Symbol	PKRSX
Invesco Peak Retirement 2050 Fund | Class C
Prospectus:
Trading Symbol	PKRTX
Invesco Peak Retirement 2050 Fund | Class R
Prospectus:
Trading Symbol	PKRVX
Invesco Peak Retirement 2050 Fund | Class Y
Prospectus:
Trading Symbol	PKRUX
Invesco Peak Retirement 2050 Fund | Class R5
Prospectus:
Trading Symbol	PKRWX
Invesco Peak Retirement 2050 Fund | Class R6
Prospectus:
Trading Symbol	PKRZX
Invesco Peak Retirement 2055 Fund | Class A
Prospectus:
Trading Symbol	PKRMX
Invesco Peak Retirement 2055 Fund | Class C
Prospectus:
Trading Symbol	PKRNX
Invesco Peak Retirement 2055 Fund | Class R
Prospectus:
Trading Symbol	PKRPX
Invesco Peak Retirement 2055 Fund | Class Y
Prospectus:
Trading Symbol	PKROX
Invesco Peak Retirement 2055 Fund | Class R5
Prospectus:
Trading Symbol	PKRQX
Invesco Peak Retirement 2055 Fund | Class R6
Prospectus:
Trading Symbol	PKRRX
Invesco Peak Retirement 2060 Fund | Class A
Prospectus:
Trading Symbol	PKRGX
Invesco Peak Retirement 2060 Fund | Class C
Prospectus:
Trading Symbol	PKRHX
Invesco Peak Retirement 2060 Fund | Class R
Prospectus:
Trading Symbol	PKRJX
Invesco Peak Retirement 2060 Fund | Class Y
Prospectus:
Trading Symbol	PKRIX
Invesco Peak Retirement 2060 Fund | Class R5
Prospectus:
Trading Symbol	PKRKX
Invesco Peak Retirement 2060 Fund | Class R6
Prospectus:
Trading Symbol	PKRLX
Invesco Peak Retirement 2065 Fund | Class A
Prospectus:
Trading Symbol	PKRAX
Invesco Peak Retirement 2065 Fund | Class C
Prospectus:
Trading Symbol	PKRBX
Invesco Peak Retirement 2065 Fund | Class R
Prospectus:
Trading Symbol	PKRDX
Invesco Peak Retirement 2065 Fund | Class Y
Prospectus:
Trading Symbol	PKRCX
Invesco Peak Retirement 2065 Fund | Class R5
Prospectus:
Trading Symbol	PKREX
Invesco Peak Retirement 2065 Fund | Class R6
Prospectus:
Trading Symbol	PKRFX
Invesco Peak Retirement Destination Fund | Class A
Prospectus:
Trading Symbol	PKTSX
Invesco Peak Retirement Destination Fund | Class C
Prospectus:
Trading Symbol	PKTTX
Invesco Peak Retirement Destination Fund | Class R
Prospectus:
Trading Symbol	PKTVX
Invesco Peak Retirement Destination Fund | Class Y
Prospectus:
Trading Symbol	PKTUX
Invesco Peak Retirement Destination Fund | Class R5
Prospectus:
Trading Symbol	PKTWX
Invesco Peak Retirement Destination Fund | Class R6
Prospectus:
Trading Symbol	PKTZX
Invesco Quality Income Fund | CLASS A
Prospectus:
Trading Symbol	VKMGX
Invesco Quality Income Fund | CLASS C
Prospectus:
Trading Symbol	VUSCX
Invesco Quality Income Fund | CLASS Y
Prospectus:
Trading Symbol	VUSIX
Invesco Quality Income Fund | CLASS R5
Prospectus:
Trading Symbol	VUSJX
Invesco Quality Income Fund | Class R6
Prospectus:
Trading Symbol	VUSSX
Invesco Quality Income Fund | Class R
Prospectus:
Trading Symbol	VUSRX
Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus:
Trading Symbol	PXCCX
Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus:
Trading Symbol	PXCIX
Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus:
Trading Symbol	OYCIX
Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus:
Trading Symbol	ONCIX
Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus:
Trading Symbol	OCCIX
Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus:
Trading Symbol	OACIX
Invesco Select Risk: Growth Investor Fund | Class A
Prospectus:
Trading Symbol	AADAX
Invesco Select Risk: Growth Investor Fund | Class C
Prospectus:
Trading Symbol	AADCX
Invesco Select Risk: Growth Investor Fund | Class R
Prospectus:
Trading Symbol	AADRX
Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus:
Trading Symbol	AADIX
Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus:
Trading Symbol	AADYX
Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus:
Trading Symbol	AADSX
Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus:
Trading Symbol	AAESX
Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus:
Trading Symbol	PXGGX
Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus:
Trading Symbol	PXQIX
Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus:
Trading Symbol	OYAIX
Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus:
Trading Symbol	ONAIX
Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus:
Trading Symbol	OCAIX
Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus:
Trading Symbol	OAAIX
Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus:
Trading Symbol	OCMIX
Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus:
Trading Symbol	PXMMX
Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus:
Trading Symbol	PXMQX
Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus:
Trading Symbol	OYMIX
Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus:
Trading Symbol	ONMIX
Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus:
Trading Symbol	OAMIX
Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus:
Trading Symbol	PXMSX
Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus:
Trading Symbol	CMAIX
Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus:
Trading Symbol	CAAMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus:
Trading Symbol	CACMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus:
Trading Symbol	CMARX
Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus:
Trading Symbol	CAAYX
Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus:
Trading Symbol	CMASX
Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus:
Trading Symbol	CNSSX
INVESCO Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	GTSAX
INVESCO Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	GTSDX
INVESCO Small Cap Growth Fund | Class R
Prospectus:
Trading Symbol	GTSRX
INVESCO Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	GTSIX
INVESCO Small Cap Growth Fund | CLASS R5
Prospectus:
Trading Symbol	GTSVX
INVESCO Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	GTSYX
INVESCO Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	GTSFX